10. DERIVATIVE LIABILITY	12 Months Ended
Jun. 30, 2014
Total Accrued liabilities, related party
10. DERIVATIVE LIABILITY

Secured Convertible Debentures Conversion Option

The Debentures (as defined in note 10) are convertible into shares of the Company’s Common Stock, $0.001 par value per share (“Common Stock”), at a conversion price of $0.06 to $0.13 per share (the “Conversion Price”). The Conversion feature provides for weighted average anti-dilution protection in the event that any shares of Common Stock, or securities convertible into shares of Common Stock, are issued at less than the Conversion Price. The conversion feature was bifurcated from the Debenture because of price protection features and is accounted for as a derivative liability.

The table below summarizes the fair values of the Company’s financial liabilities:

	Fair Value at
	June 30,	Fair Value Measurement Using
	2014	Level 1	Level 2	Level 3
Derivative liability - Debentures	$3,701	$-	$-	$3,701

	Fair Value at
	June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3
Derivative liability - Debentures	$2,794	$-	$-	$2,794

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (Derivative liability - Debentures) for the periods ended June 30, 2014 and June 30, 2013:

	June 30, 2014	June 30, 2013
Balance at beginning of period	$ 2,794	$ 2,118
Additions to derivative instruments	2,824	3,780
Change in fair market value of the derivative liability	(1,917)	(3,104)
Balance at end of period	$ 3,701	$ 2,794

These instruments were valued using pricing models that incorporate the price of a share of Common Stock (as quoted on the Over the Counter Bulletin Board), volatility, risk free rate, dividend rate and estimated life. The Company computed the fair value of the conversion feature using the Black-Scholes model.

The following are the key assumptions used in connection with this computation:

	June 30, 2014	June 30, 2013
Number of shares	96,926,000	44,118,000
Fair market value of stock	$0.08	$0.13
Conversion Price	$0.06-$0.13	$0.17
Volatility	142% -170%	116% -119%
Risk-free interest rate	0.03%-.88%	0.14%-0.71%
Expected dividend yield	0%	0%
Life of Debentures (years)	.5-1.75	1.5-2.7

Warrant Liability

In connection with the issuance of Debentures, the Company issued warrants to purchase up to 27,944,000 shares of Common Stock (the “Warrants”). The Warrants have an exercise price of $0.15-$0.21 per share (the “Exercise Price”). Warrants covering up to 18,382,000 shares of Common Stock are exercisable at any time on or before December 31, 2016 and Warrants covering up to 9,562,000 shares of Common Stock are exercisable at any time on or before June 30, 2018. The Warrants are accounted for as derivative liabilities because the agreement provides for weighted average anti-dilution protection in the event that any shares of Common Stock, or securities convertible into Common Stock, are issued at less than the Exercise Price.

The table below summarizes the fair values of the Company’s financial liabilities:

	Fair Value at
	June 30,	Fair Value Measurement Using
	2014	Level 1	Level 2	Level 3
Derivative liability - Warrants	$1,435	$-	$-	$1,435

	Fair Value at
	June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3
Derivative liability - Warrants	$2,058	$-	$-	$2,058

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities (warrant derivative liability) for the periods ended June 30, 2014 and June 30, 2013:

	June 30, 2014	June 30, 2013
Balance at beginning of period	$ 2,058	$ 1,389
Additions to derivative instruments	414	2,316
Change in fair market value	(1,037)	(1,647)
Balance at end of period	$ 1,435	$ 2,058

These instruments were valued using pricing models that incorporate the price of a share of Common Stock (as quoted on the Over the Counter Bulletin Board), volatility, risk free rate, dividend rate and estimated life. The Company computed the value of the warrants using the Black-Scholes model.

The following are the key assumptions used in connection with this computation:

	June 30, 2014	June 30, 2013
Number of shares underlying the Warrants	27,944,000	22,059,000
Fair market value of stock	$0.08	$0.13
Exercise Price	$0.15-$0.21	$0.21
Volatility	127%-141%	118%-134%
Risk-free interest rate	0.80%-.1.42%	0.71%-.1.50%
Expected dividend yield	0%	0%
Warrant life (years)	2.5-4	3.5-4.75